CONSOLIDATED BALANCE SHEET (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common shares issued (in shares)	709	707
Common shares outstanding (in shares)	709	707